UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 12/31/2010

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9191 Towne Centre Drive
Suite 210
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Paul Ang
858-546-1777 ext 14

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______21________

Form 13F Information Table Value Total: __$152606_____________
								(Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Water Works		COM		030420103    15725 621788.000 SH     Sole	        621788.000
IShares Silver Trust(SLV)       COM 		46428q109    14683 486510.000 SH     Sole		486510.000
CIA Saneamento Basico(SBS)      COM		20441A102    14118 266985.000 SH     Sole               266985.000
Veolia Environment ADR(VE)	COM		92334N103    13791 469725.000 SH     Sole	        469725.000
ITT Industries, Inc.)ITT)       COM   		450911102    12225 234595.000 SH     Sole               234595.000
Mueller Industries, Inc(MLI)	COM		624756102    11226 343308.000 SH     Sole		343308.000
SPDR GOLD Trust(GLD)		COM		78463V107    11157  80430.000 SH     Sole		 80430.000
ASA Limited(ASA)	        COM   		g3156p103     9212 265398.000 SH     Sole		265398.000
Northwest Pipe Company(NWPX)    COM             667746101     7177 298668.000 SH     Sole               298668.000
California Water Service Group  COM		130788102     6851 183810.000 SH     Sole               183810.000
Connecticut Water Service, Inc  COM		207797101     6587 236246.000 SH     Sole		236246.000
Duoyuan Global Water Inc ADR    COM             266043108     5409 423601.000 SH     Sole               423601.000
Consolidated Water Company(CWCO)COM             G23773107     5163 563067.000 SH     Sole               563067.000
Ishares COMEX GOld Trust(IAU)   COM		464285105     5004 360000.000 SH     Sole		360000.000
SJW Corp. (SJW)                 COM             784305104     4385 165662.000 SH     Sole               165662.000
Mueller Water Products (MWA)    COM             624758108     4378 1049815.00 SH     Sole              1049815.000
Artesian Resources Corp.(ARTNA) COM		043113208     3019 159337.000 SH     Sole               159337.000
Energy Recovery Inc (ERII)      COM             29270J100     1558 425626.000 SH     Sole               425626.000
Pennichuck Corp (PNNW)          COM             708254206      370  13524.000 SH     Sole                13524.000
Powershares Global Water Port   COM             73936T623      322  16115.000 SH     Sole                16115.000
Eastern American Natural Gas    COM             276217106      245  10650.000 SH     Sole                10650.000